Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Payments Receivable [Line Items]
2016	$ 293,429
2017	210,752
2018	148,712
2019	93,523
2020 and thereafter	96,360
Total future minimum lease payments receivable	$ 842,776